CONCENTRATIONS (Details 2) - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts Receivable, Net, Current [Abstract]
Accounts receivable	$ 492,211	$ 532,355
Allowance for doubtful accounts	(400,885)	(418,539)	$ (480,076)	$ (2,172,972)
Accounts receivable, net of allowance for doubtful accounts	$ 91,326	$ 113,816